Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill	$ 27,301	$ 27,448
Goodwill resulting from business combinations	513
Goodwill, foreign currency translation and other	(660)
Otis [Member]
Goodwill [Line Items]
Goodwill	1,566	1,664
Goodwill resulting from business combinations	31
Goodwill, foreign currency translation and other	(129)
UTC Climate, Controls and Security [Member]
Goodwill [Line Items]
Goodwill	9,458	9,408
Goodwill resulting from business combinations	397
Goodwill, foreign currency translation and other	(347)
Pratt and Whitney [Member]
Goodwill [Line Items]
Goodwill	1,515	1,481
Goodwill resulting from business combinations	36
Goodwill, foreign currency translation and other	(2)
UTC Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill	14,759	14,892
Goodwill resulting from business combinations	49
Goodwill, foreign currency translation and other	(182)
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill	3	3
Goodwill resulting from business combinations	0
Goodwill, foreign currency translation and other	0
Total Segments [Member]
Goodwill [Line Items]
Goodwill	27,298	$ 27,445
Goodwill resulting from business combinations	513
Goodwill, foreign currency translation and other	$ (660)